Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 2	$ 1
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	100,000	100,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	500,000	500,000
Common Stock, Shares, Issued	126,000	116,000
Common Stock, Shares, Outstanding	119,000	113,000
Treasury Stock, Shares	7,000	3,000